Average Annual Total Returns - ETF - Vanguard Information Technology Index Fund	ETF Shares Based on NAV 1 Year	ETF Shares Based on NAV 5 Years	ETF Shares Based on NAV 10 Years	ETF Shares Return After Taxes on Distributions 1 Year	ETF Shares Return After Taxes on Distributions 5 Years	ETF Shares Return After Taxes on Distributions 10 Years	ETF Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	ETF Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	ETF Shares Based on Market Price 1 Year	ETF Shares Based on Market Price 5 Years	ETF Shares Based on Market Price 10 Years	Information Technology Spliced Index (reflects no deduction for fees, expenses, or taxes) 1 Year		Information Technology Spliced Index (reflects no deduction for fees, expenses, or taxes) 5 Years		Information Technology Spliced Index (reflects no deduction for fees, expenses, or taxes) 10 Years		MSCI US IMI/Information Technology 25/50 (reflects no deduction for fees, expenses, or taxes) 1 Year	MSCI US IMI/Information Technology 25/50 (reflects no deduction for fees, expenses, or taxes) 5 Years	MSCI US IMI/Information Technology 25/50 (reflects no deduction for fees, expenses, or taxes) 10 Years	MSCI US Investable Market 2500 Index (reflects no deduction for fees, expenses, or taxes) 1 Year	MSCI US Investable Market 2500 Index (reflects no deduction for fees, expenses, or taxes) 5 Years	MSCI US Investable Market 2500 Index (reflects no deduction for fees, expenses, or taxes) 10 Years
Total	45.94%	28.24%	20.49%	45.58%	27.88%	20.19%	27.35%	23.40%	17.64%	46.09%	28.25%	20.50%	46.20%	[1]	28.38%	[1]	20.64%	[1]	46.20%	27.69%	20.31%	21.01%	15.46%	13.84%

[1]	Previously the Spliced US IMI/Information Technology 25/50.